Financial Instruments - Percentage of Revenue Generated from Top Customer and Top Five Customers (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Top customer [member]
Disclosure of major customers [line items]
Percentage of revenue generated from customers	4.90%	6.50%	7.30%
Top five customers [Member]
Disclosure of major customers [line items]
Percentage of revenue generated from customers	20.90%	23.80%	27.10%